Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key Management Personnal Compensation [Line Items]
Retirement	$ 4,888	$ 7,233	$ 15,549
Post-employment	200	354	349
Long-term	2,468	3,702	2,698
Total	$ 7,556	$ 11,289	$ 18,596